PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND
                       Supplement dated September 17, 2003
                     to the Prospectus dated August 28, 2003

                          PHOENIX MULTI-PORTFOLIO FUND
                       Supplement dated September 17, 2003
                      to the Prospectus dated July 25, 2003

                           PHOENIX MULTI-SERIES TRUST
                       Supplement dated September 17, 2003
                      to the Prospectus dated June 2, 2003

                      PHOENIX-OAKHURST INCOME & GROWTH FUND
                       Supplement dated September 17, 2003
                     to the Prospectus dated August 28, 2003

                          PHOENIX PARTNER SELECT FUNDS
                       Supplement dated September 17, 2003
                     to the Prospectus dated August 1, 2003

                      PHOENIX STRATEGIC EQUITY SERIES FUND
                       Supplement dated September 17, 2003
                     to the Prospectus dated August 28, 2003


IMPORTANT NOTICE TO INVESTORS

     Under the section "Sales Charges," the following paragraph hereby replaces the second paragraph in the subsection "What arrangement is best for you?":

   Your financial representative should recommend only those arrangements that are suitable for you based on known information. In certain instances, you may be entitled to a reduction or waiver of sales charges. For instance, you may be entitled to a sales charge discount on Class A Shares if you purchase more than certain breakpoint amounts. You should inform or inquire of your financial representative whether or not you may be entitled to a sales charge discount attributable to your total holdings in a fund or related funds. To determine eligibility for a sales charge discount, you may aggregate all of your accounts (including joint accounts, IRAs, non-IRAs, etc.) and those of your spouse and minor children. The financial representative may request you to provide an account statement or other holdings information to determine your eligibility for a breakpoint and to make certain all involved parties have the necessary data. Additional information about the classes of shares offered, sales charges, breakpoints and discounts follows in this section and also may be found in the Statement of Additional Information in the section entitled "How to Purchase Shares." This information, the Fund's Prospectus and the Statement of Additional Information may be obtained from the Individual Investors portion of Phoenix Funds' web site at PhoenixInvestments.com. Please be sure that you fully understand these choices before investing. If you or your financial representative require additional assistance, you may also contact Mutual Fund Services by calling toll-free (800) 253-1574.


           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE.

PXP 1825-BP (09/03)